Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,757	Finance revenues/Interest expense	¥7	—	¥0
Foreign exchange contracts	(1,174)	Other (income) and expense, net	(136)	—	0
Foreign currency swap agreements	2,225	Finance revenues/Interest expense/Other (income) and expense, net	2,382	Other (income) and expense, net	310

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(56)	Finance revenues/Interest expense	¥56	Finance revenues/Interest expense

Foreign exchange contracts	(4,463)	Other (income) and expense, net	4,463	Other (income) and expense, net

Foreign currency swap agreements	595	Other (income) and expense, net	(597)	Other (income) and expense, net

Foreign currency long-term debt	78	Other (income) and expense, net	(78)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥2,300	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥858	—	¥0
Borrowings and bonds in local currency	8,908	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥634	Other (income) and expense, net
Futures	(9,104)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	4,602	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(103)	Other (income) and expense, net
Options held/written and other	(2,324)	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2017 (see Note 25 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2018 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(114)	Finance revenues/Interest expense	¥132	—	¥0
Foreign exchange contracts	(566)	Other (income) and expense, net	(20)	—	0
Foreign currency swap agreements	5,620	Finance revenues/Interest expense/Other (income) and expense, net	3,910	Other (income) and expense, net	(1,124)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(393)	Finance revenues/Interest expense	¥393	Finance revenues/Interest expense
Foreign exchange contracts	956	Other (income) and expense, net	(956)	Other (income) and expense, net
Foreign currency swap agreements	1,147	Other (income) and expense, net	(1,147)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(14,300)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(3,559)	—	¥0
Borrowings and bonds in foreign currencies	8,746	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,420	Other (income) and expense, net
Futures	(5,819)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,626)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(4)	Other (income) and expense, net
Options held/written and other	(291)	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2018 (see Note 25 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2019 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,313)	Finance revenues/Interest expense	¥157	—	¥0
Foreign exchange contracts	115	Other (income) and expense, net	(156)	—	0
Foreign currency swap agreements	(1,816)	Finance revenues/Interest expense/Other (income) and expense, net	(639)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(8,448)	Finance revenues/Interest expense	¥8,448	Finance revenues/Interest expense
Foreign exchange contracts	(5,538)	Other (income) and expense, net	5,403	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,850	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(2,540)	—	¥0
Borrowings and bonds in foreign currencies	(5,963)	—	0	—	0

(4) Derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥832	Other (income) and expense, net
Futures	(912)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(6,589)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held/written	105	Other (income) and expense, net
Options held/written and other	710	Other (income) and expense, net Life insurance premiums and related investment income*

*

Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2019 (see Note 25 “Life Insurance Operations”).

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2018 and 2019 are as follows.

March 31, 2018

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥278,850	¥55	Other Assets	¥4,759	Other Liabilities
Futures, foreign exchange contracts	566,583	11,445	Other Assets	2,149	Other Liabilities
Foreign currency swap agreements	70,156	422	Other Assets	3,220	Other Liabilities
Foreign currency long-term debt	396,503	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥19,569	¥272	Other Assets	¥165	Other Liabilities
Options held/written and other*	372,138	7,025	Other Assets	701	Other Liabilities
Futures, foreign exchange contracts*	271,365	2,612	Other Assets	1,298	Other Liabilities
Credit derivatives held	5,459	0	—	108	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥40,275 million, futures contracts of ¥38,094 million and foreign exchange contracts of ¥12,140 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2018, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥844 million, ¥182 million and ¥90 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥318 million and ¥15 million at March 31, 2018, respectively.

March 31, 2019

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥498,874	¥11	Other Assets	¥17,320	Other Liabilities
Futures, foreign exchange contracts	505,909	1,888	Other Assets	3,177	Other Liabilities
Foreign currency swap agreements	65,575	1,203	Other Assets	364	Other Liabilities
Foreign currency long-term debt	641,127	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥60,657	¥127	Other Assets	¥119	Other Liabilities
Options held/written and other*	556,668	11,140	Other Assets	2,809	Other Liabilities
Futures, foreign exchange contracts*	320,710	1,119	Other Assets	2,159	Other Liabilities
Credit derivatives held/written	262	7	Other Assets	10	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.